Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events
Subsequent Events

25.  Subsequent Events

In January 2018, the Company’s board of directors authorized to extend the terms of two loans previously granted to Particle by six months, while the other terms and conditions would remain the same. One of the two loans was the August 2016 Loan (see Note 10), which will mature in August 2018 after the extension, and the other loan was the January 2017 Loan (see Note 23), which will mature in July 2018 after the extension. The expiration date of the Company’s right to convert all or a portion of the August 2016 Loan (including principal and interests) into Series D1 preferred shares to be issued by Particle has also been extended to August 9, 2018.

In April 2018, the Company announced a loan assignment agreement among the Company, Particle and Long De Cheng Zhang Culture Communication (Tianjin) Co., Ltd. (“Long De”), pursuant to which the Company would assign to Long De or its designated affiliates the Company’s rights under the August 2016 Loan and Long De or its affiliates should pay the Company an assignment price of approximately US$17.0 million.